Supplemental Information with Respect to Cash Flows	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [text block] [Abstract]
SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS
30.	SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS

During the year ended December 31, 2021, the Company paid $772,300 (December 31, 2020 - $872,505, December 31, 2019 - $615,151) in interest and $Nil (December 31, 2020 and 2019 - $Nil) in income taxes.

During
the
year ended December 31, 2021, the Company incurred the following non-cash investing or financing activities:

(a)	Recognized $910,055 in right of use assets and $833,766 in lease liabilities.
(b)	Issued $560,000 in share capital which was accrued in the prior year for services.
(c)	Issued $36,050 in share capital in settlement of debt.

During
the
year ended December 31, 2020, the Company incurred the following non-cash investing or financing activities:

(a)	Reclassified $40,980 from convertible debenture to share capital as the result of a conversion of $57,692 of debentures into 1,149 shares.
(b)	Recognized $912,916 of accretion of the convertible debentures, classified $56,471 of long-term debt, $127,776 of lease obligations and $6,160,769 of convertible debentures all as current liabilities.
(c)	Issued shares with a value of $710,970 and accrued shares to be issued of $560,000 in exchange for services.
(d)	Recognized $306,085 in right of use assets and lease liabilities.

During
the
year ended December 31, 2019 the Company incurred the following non-cash investing or financing activities:

(a)	Reclassified $98,068 from reserves to share capital as the fair value of agents’ options exercised during the period.

(b)	Reclassified $12,757 from reserves to share capital as the fair value of agents’ options that expired in the period.

(c)	Recognized $331,430 of accretion of the convertible debentures and classified $44,547 of long-term debt as current.